CONSOLIDATED STATEMENTS OF CASH FLOWS - A PARADISE ACQUISITION CORP. - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (26,661,677)	$ (4,699,469)
Changes in operating assets and liabilities
Net cash used in operating activities	(24,363,702)	(3,056,335)
Cash Flows from Investing Activities
Net cash used in investing activities	(439,223)	(2,683)
Cash Flows from Financing Activities
Payment of offering costs	(3,519,309)	0
Net cash provided by financing activities	46,038,277	6,846,500
Increase in cash and cash equivalents	21,235,352	3,787,482
Cash and cash equivalents, at beginning of period	4,018,226	230,744
Cash and cash equivalents, at end of period	25,253,578	4,018,226
A PARADISE ACQUISITION CORP.
Cash Flows from Operating Activities:
Net loss	2,568,594	(75,562)
Adjustment to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investment held in Trust Account	(3,318,154)	0
Gain on expiration of over-allotment option liability	(272,989)	0
Changes in operating assets and liabilities
Prepaid expenses	(136,537)	(2,400)
Accounts payable and accrued expenses	384,211	5,070
Net cash used in operating activities	(774,875)	(72,892)
Cash Flows from Investing Activities
Purchase of investments held in trust account	(200,000,000)	0
Net cash used in investing activities	(200,000,000)	0
Cash Flows from Financing Activities
Proceeds from sale of public units	200,000,000	0
Proceeds from sale of private placement units	6,000,000	0
Proceeds from issuance of promissory note to related party	64,194	95,709
Repayment of promissory note to related party	(300,000)	0
Payment of underwriter commissions	(4,000,000)	0
Payment of offering costs	(349,612)	(22,817)
Advance from a related party	57,922	0
Net cash provided by financing activities	201,472,504	72,892
Increase in cash and cash equivalents	697,629	0
Cash and cash equivalents, at beginning of period	0	0
Cash and cash equivalents, at end of period	697,629	0
Supplemental disclosure of cash flow information:
Deferred underwriting fee payable	8,000,000	0
Accretion of carrying value to redemption value of Class A redeemable ordinary shares	21,295,135	0
Deferred offering costs paid via promissory note – related party	$ 64,194	$ 22,817